SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
PRINCIPLES OF CONSOLIDATION

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of Helmerich & Payne, Inc. and its wholly-owned subsidiaries. Fiscal years of our foreign operations end on August 31 to facilitate reporting of consolidated results. There were no significant intervening events which materially affected the financial statements.

FOREIGN CURRENCIES

FOREIGN CURRENCIES

The functional currency for all our foreign operations is the U.S. dollar. Nonmonetary assets and liabilities are translated at historical rates and monetary assets and liabilities are translated at exchange rates in effect at the end of the period. Income statement accounts are translated at average rates for the year. Gains and losses from remeasurement of foreign currency financial statements and foreign currency translations into U.S. dollars are included in direct operating costs. Aggregate foreign currency remeasurement and transaction losses included in direct operating costs totaled $1.2 million, $0.5 million and $3.0 million in fiscal 2011, 2010 and 2009, respectively.

USE OF ESTIMATES

USE OF ESTIMATES

The preparation of our financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

CASH AND CASH EQUIVALENTS

CASH AND CASH EQUIVALENTS

Cash equivalents consist of investments in short-term, highly liquid securities having original maturities of three months or less. The carrying values of these assets approximate their fair values. We primarily utilize a cash management system with a series of separate accounts consisting of lockbox accounts for receiving cash, concentration accounts, and several "zero-balance" disbursement accounts for funding payroll and accounts payable. As a result of our cash management system, checks issued, but not presented to the banks for payment, may create negative book cash balances. Checks outstanding in excess of related book cash balances are included in accounts payable where applicable and included as a financing activity in the Consolidated Statements of Cash Flows.

RESTRICTED CASH AND CASH EQUIVALENTS

RESTRICTED CASH AND CASH EQUIVALENTS

We had restricted cash and cash equivalents of $18.0 million and $14.8 million at September 30, 2011 and 2010, respectively. Restricted cash is primarily for the purpose of potential insurance claims in our wholly-owned captive insurance company. Of the total at September 30, 2011, $2.0 million is from the initial capitalization of the captive company and management has elected to restrict an additional $16.0 million. The restricted amounts are primarily invested in short-term money market securities.

The restricted cash and cash equivalents are reflected in the balance sheet as follows:

September 30,	2011	2010
	(in thousands)
Other current assets	$16,015	$12,848
Other assets	$2,000	$2,000

INVENTORIES AND SUPPLIES

INVENTORIES AND SUPPLIES

Inventories and supplies are primarily replacement parts and supplies held for use in our drilling operations. Inventories and supplies are valued at the lower of cost (moving average or actual) or market value.

INVESTMENTS

INVESTMENTS

We maintain investments in equity securities of unaffiliated companies. The cost of securities used in determining realized gains and losses is based on the average cost basis of the security sold.

We regularly review investment securities for impairment based on criteria that include the extent to which the investment's carrying value exceeds its related fair value, the duration of the market decline and the financial strength and specific prospects of the issuer of the security. Unrealized losses that are other than temporary are recognized in earnings.

Investments in companies owned from 20 to 50 percent are accounted for using the equity method by recognizing our proportionate share of the income or loss of the investee. Effective April 1, 2009, Atwood Oceanics, Inc. ("Atwood") was accounted for as an available-for-sale investment, as we determined that we no longer had the ability to exercise significant influence over operating and financial policies at Atwood and discontinued accounting for Atwood using the equity method. The investment in Atwood is now recorded at fair value with changes deferred as a component of other comprehensive income. We have no other equity method investments.

PROPERTY, PLANT AND EQUIPMENT

PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment are stated at cost less accumulated depreciation. Substantially all property, plant and equipment are depreciated using the straight-line method based on the estimated useful lives of the assets (contract drilling equipment, 4-15 years; real estate buildings and equipment, 10-45 years; and other, 2-23 years). Depreciation in the Consolidated Statements of Income includes abandonments of $4.9 million, $4.2 million and $5.3 million for fiscal 2011, 2010 and 2009, respectively. The cost of maintenance and repairs is charged to direct operating cost, while betterments and refurbishments are capitalized.

During the quarter ended September 30, 2011, we made a decision to reclassify two land rigs in the U.S. Land segment previously presented as assets held for sale during fiscal 2011 to property and equipment, due to our intention to utilize such equipment in operations. A third land rig previously presented as held for sale during fiscal 2011 was sold during the fourth quarter. Effective September 30, 2011, we decommissioned seven idle mechanical highly mobile rigs.

We lease office space and equipment for use in operations. Leases are evaluated at inception or at any subsequent material modification and, depending on the lease terms, are classified as either capital leases or operating leases as appropriate under ASC 840, Leases. We do not have significant capital leases.

CAPITALIZATION OF INTEREST

CAPITALIZATION OF INTEREST

We capitalize interest on major projects during construction. Interest is capitalized based on the average interest rate on related debt. Capitalized interest for fiscal 2011, 2010 and 2009 was $8.2 million, $6.4 million and $6.6 million, respectively.

VALUATION OF LONG-LIVED ASSETS

VALUATION OF LONG-LIVED ASSETS

We review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Changes that could prompt such an assessment include a significant decline in revenue or cash margin per day, extended periods of low rig utilization, changes in market demand for a specific asset, obsolescence, completion of specific contracts and/or overall general market conditions. If a review of the long-lived assets indicates that the carrying value of certain of these assets is more than the estimated undiscounted future cash flows, an impairment charge is made to adjust the carrying value down to the estimated fair value of the asset. The fair value of drilling rigs is determined based upon estimated discounted future cash flows or estimated fair market value, if available. Cash flows are estimated by management considering factors such as prospective market demand, recent changes in rig technology and its effect on each rig's marketability, any cash investment required to make a rig marketable, suitability of rig size and make up to existing platforms, and competitive dynamics due to lower industry utilization.

SELF INSURANCE ACCRUALS

SELF INSURANCE ACCRUALS

We have accrued a liability for estimated worker's compensation and other casualty claims incurred. The liability for other benefits to former or inactive employees after employment but before retirement is not material.

DRILLING REVENUES

DRILLING REVENUES

Contract drilling revenues are comprised of daywork drilling contracts for which the related revenues and expenses are recognized as services are performed and collection is reasonably assured. For certain contracts, we receive payments contractually designated for the mobilization of rigs and other drilling equipment. Mobilization payments received, and direct costs incurred for the mobilization, are deferred and recognized on a straight-line basis over the term of the related drilling contract. Costs incurred to relocate rigs and other drilling equipment to areas in which a contract has not been secured are expensed as incurred. Reimbursements received for out-of-pocket expenses are recorded as revenues and direct costs. Reimbursements for fiscal 2011, 2010 and 2009 were $251.0 million, $145.7 million and $136.3 million, respectively. For contracts that are terminated prior to the specified term, early termination payments received by us are recognized as revenues when all contractual requirements are met.

RENT REVENUES

RENT REVENUES

We enter into leases with tenants in our rental properties consisting primarily of retail and multi-tenant warehouse space. The lease terms of tenants occupying space in the retail centers and warehouse buildings generally range from one to eleven years. Minimum rents are recognized on a straight-line basis over the term of the related leases. Overage and percentage rents are based on tenants' sales volume. Recoveries from tenants for property taxes and operating expenses are recognized in other operating revenues in the Consolidated Statements of Income. Our rent revenues are as follows:

Years Ended September 30,	2011	2010	2009
	(in thousands)

Minimum rents	$8,941	$8,613	$8,803
Overage and percentage rents	$1,135	$1,241	$1,414

At September 30, 2011, minimum future rental income to be received on noncancelable operating leases was as follows:

Fiscal Year	Amount
(in thousands)
2012	$7,156
2013	5,706
2014	4,712
2015	3,696
2016	2,535
Thereafter	7,698

Total	$31,503

Leasehold improvement allowances are capitalized and amortized over the lease term.

At September 30, 2011 and 2010, the cost and accumulated depreciation for real estate properties were as follows:

September 30,	2011	2010
	(in thousands)

Real estate properties	$61,476	$61,735
Accumulated depreciation	(39,665)	(39,030)

	$21,811	$22,705

INCOME TAXES

INCOME TAXES

Current income tax expense is the amount of income taxes expected to be payable for the current year. Deferred income taxes are computed using the liability method and are provided on all temporary differences between the financial basis and the tax basis of our assets and liabilities.

We provide for uncertain tax positions when such tax positions do not meet the recognition thresholds or measurement standards prescribed in ASC 740, Income Taxes, which was adopted effective October 1, 2007, and is more fully discussed in Note 4. Amounts for uncertain tax positions are adjusted in periods when new information becomes available or when positions are effectively settled. We recognize accrued interest related to unrecognized tax benefits in interest expense and penalties in other expense in the Consolidated Statements of Income.

EARNINGS PER SHARE

EARNINGS PER SHARE

Basic earnings per share is computed utilizing the two-class method and is calculated based on weighted-average number of common shares outstanding during the periods presented. Diluted earnings per share is computed using the weighted-average number of common and common equivalent shares outstanding during the periods utilizing the two-class method for stock options and nonvested restricted stock.

STOCK-BASED COMPENSATION

STOCK-BASED COMPENSATION

We record compensation expense associated with stock options in accordance with ASC 718, Compensation—Stock Compensation. Compensation expense is determined using a fair-value-based measurement method for all awards granted. In computing the impact, the fair value of each option is estimated on the date of grant based on the Black-Scholes options-pricing model utilizing certain assumptions for a risk free interest rate, volatility, dividend yield and expected remaining term of the awards. The assumptions used in calculating the fair value of share-based payment awards represent management's best estimates, but these estimates involve inherent uncertainties and the application of management judgment. Stock-based compensation is recognized on a straight-line basis over the requisite service periods of the stock awards, which is generally the vesting period. Compensation expense related to stock options is recorded as a component of general and administrative expenses in the Consolidated Statements of Income.

TREASURY STOCK

TREASURY STOCK

Treasury stock purchases are accounted for under the cost method whereby the cost of the acquired stock is recorded as treasury stock. Gains and losses on the subsequent reissuance of shares are credited or charged to additional paid-in capital using the average-cost method.